Stock-Based Compensation - Summary of Characteristics of Options Outstanding (Detail) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CAD	Dec. 31, 2013 Range One [Member] USD ($)	Dec. 31, 2013 Range Two [Member] USD ($)	Dec. 31, 2013 Range Three [Member] USD ($)	Dec. 31, 2013 Range Four [Member] USD ($)	Dec. 31, 2013 Range Five [Member] USD ($)	Dec. 31, 2013 Range Six [Member] USD ($)	Dec. 31, 2013 Range Six [Member] Minimum [Member] USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price range lower limit			$ 15	$ 25	$ 35	$ 45	$ 50
Exercise price range upper limit			$ 20	$ 30	$ 40	$ 50	$ 55		$ 55
Number of options	4,758,108	4,758,108	487,008	1,398,853	20,000	1,156,324	665,923	1,030,000
Remaining contractual life [years]	4 years 3 months 22 days	4 years 3 months 22 days	2 years 2 months 12 days	3 years 2 months 12 days	3 years 4 months 24 days	4 years 3 months 18 days	4 years	6 years 2 months 12 days
Number of options exercisable	2,847,109	2,847,109	487,008	1,398,853	20,000	275,325	665,923	0
Aggregate intrinsic value	$ 198
Weighted average exercise price of options		41.82
Weighted average life remaining [years]	3 years 4 months 17 days	3 years 4 months 17 days
Weighted average exercise price		34.33
Aggregate intrinsic value of options exercisable	$ 139